Investments in joint ventures and associates - Share of net assets, joint ventures and associates (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 608	£ 2,168	£ 2,083
Exchange adjustments		11	(12)
Additions		143	129
Capitalisation of shareholder loan to Quadgas		0	69
Impairment charge against investment in Quadgas		(43)	(213)
Transfer of interest in Quadgas to assets held for sale		(1,625)	0
Share of post-tax results for the year		78	173
Share of other comprehensive income of associates, net of tax		37	147
Dividends received		(68)	(213)
Other movements		(93)	5
Investments accounted for using equity method, ending balance		608	2,168
Joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 317	361	307
Exchange adjustments		(6)	7
Additions		85	64
Capitalisation of shareholder loan to Quadgas		0	0
Impairment charge against investment in Quadgas		0	0
Transfer of interest in Quadgas to assets held for sale		0	0
Share of post-tax results for the year		11	26
Share of other comprehensive income of associates, net of tax		0	0
Dividends received		(30)	(43)
Other movements		(104)	0
Investments accounted for using equity method, ending balance		317	361
St William Homes LLP
Disclosure of joint ventures [line items]
Deferred income recognition period remaining	10 years
Associates
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 291	1,807	1,776
Exchange adjustments		17	(19)
Additions		58	65
Capitalisation of shareholder loan to Quadgas		0	69
Impairment charge against investment in Quadgas		(43)	(213)
Transfer of interest in Quadgas to assets held for sale		(1,625)	0
Share of post-tax results for the year		67	147
Share of other comprehensive income of associates, net of tax		37	147
Dividends received		(38)	(170)
Other movements		11	5
Investments accounted for using equity method, ending balance		£ 291	£ 1,807